COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments Under Operating Lease
2016	$352
2017	668
2018	555

Total	$1,572

Future Minimum Lease Payments Under Capital Lease
2016	$23
2017	55
2018	55
2019	14

Total lease payments	$147